Interest Charges and Related Fees - Summary of Interest Charges and Related Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	€ 115	€ 119
Borrowings	58	54
Aegon Ltd. [member]
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	69	72
Borrowings	53	52
Other	14	3
Total	€ 137	€ 127	[1]

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.